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Adaptive Tactical Outlook Fund
Adaptive Tactical Outlook Fund
INVESTMENT OBJECTIVES
The Adaptive Tactical Outlook Fund (formerly, the Adaptive Tactical Economic Fund) (the “Fund”) seeks total return through a combination of capital appreciation and current income, with a secondary goal of downside protection.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy , hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are no reflected in the table and example below.  You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and is included in the section of the Fund’s prospectus entitled Class A shares on page 75 and Appendix A – Intermediary-Specific Sales Charge Reductions and Waivers, and in the sections of the Fund’s Statement of Additional Information entitled Additional Purchase and Redemption Information on page 34 .

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Adaptive Tactical Outlook Fund	Institutional Class Shares	Class C Shares	Class A Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	none	none	4.50%
Maximum Deferred Sales Charge (Load) (as a % of the lesser of amount purchased or redeemed)	none	1.00%	none
Redemption Fee (as a % of amount redeemed)	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Adaptive Tactical Outlook Fund		Institutional Class Shares	Class C Shares	Class A Shares
Management Fees		1.00%	1.00%	1.00%
Distribution and/or Service (12b‑1) Fees		none	1.00%	0.25%
Other Expenses		1.92%	1.84%	1.81%
Acquired Fund Fees and Expenses	[1]	0.12%	0.12%	0.12%
Total Annual Fund Operating Expenses		3.04%	3.96%	3.18%
Less Fee Waiver and/or Expense Limitation	[2]	(1.67%)	(1.59%)	(1.56%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Limitation		1.37%	2.37%	1.62%
[1]	“Acquired Fund” means any investment company in which the Fund invests or has invested during the previous fiscal year. The “Total Annual Fund Operating Expenses” and “Net Annual Fund Operating Expenses” will not match the Fund’s gross and net expense ratios reported in the Financial Highlights from the Fund’s financial statements, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
[2]	Cavalier Investments, LLC d/b/a Adaptive Investments, the investment advisor to the Fund (the “Advisor”), has entered into an expense limitation agreement with the Fund under which it has agreed to waive or reduce its fees and assume other expenses of the Fund, if necessary, in an amount that limits the Fund’s annual operating expenses (exclusive of: (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers (other than the Advisor)) to not more than 1.25%, 2.25%, and 1.50% of the average daily net assets of the Institutional, Class C, and Class A shares of the Fund, respectively. Net annual operating expenses for the Fund may exceed these limits to the extent that it incurs expenses enumerated above as exclusions. The expense limitation agreement runs through September 30, 202 2, and may be terminated by the Board at any time. The Advisor cannot recoup from the Fund any amounts paid by the Advisor under the expense limitation agreement.

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem (or you hold) all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same. The Example includes the Fund’s contractual expense limitation through September 30, 202 2 . Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Adaptive Tactical Outlook Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Institutional Class Shares	139	782	1,450	3,238
Class C Shares	340	1,061	1,900	4,074
Class A Shares	607	1,247	1,910	3,675

You would pay the following expenses if you did not redeem your shares:
Expense Example No Redemption - Adaptive Tactical Outlook Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Institutional Class Shares	139	782	1,450	3,238
Class C Shares	240	1,061	1,900	4,074
Class A Shares	607	1,247	1,910	3,675

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  For the fiscal year ended May 31, 202 1 , the Fund’s portfolio turnover rate was 143.64 % of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
The Fund seeks to achieve the Fund’s investment objective of total return by investing in exchange traded funds (“ETFs”) as well as other funds that are registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and not affiliated with the Fund (together, the “Portfolio Funds”). The Fund is considered “diversified” under the 1940 Act.

The strategy will follow an asset allocation strategy under which the Advisor selects ETFs that invest in equity securities and fixed income securities. The equity securities consist of primarily U.S. large cap, mid cap, and small cap securities. The fixed income securities will be primarily investment grade and may be of any duration and maturity, although, the Advisor expects that most will be short to medium term fixed income securities. The Advisor selects individual ETFs based on their performance track record, portfolio manager views on the underlying investments, and risk/return analysis of the ETF against a comparable benchmark.  The asset allocation strategy of the Fund deploys the Fund’s assets among equity and fixed income securities based on the Advisor’s internal technical and economic fundamental research. Economic fundamental research focuses on macroeconomic factors (e.g. economy and industry conditions). The Fund may invest 0-100% of its assets in equity and in fixed income securities based on the optimal allocation suggested by the Advisor’s research. The Fund may also invest in ETFs that invest in alternative investments, which will consist primarily of Real Estate Investment Trusts (“REITs”), limited partnerships, commodities, long/short equity, smart beta, or global macro strategies to hedge the equity and fixed income investments with 0-20% of Fund assets.

The Portfolio Funds will not be limited in their investments by market capitalization or sector criteria. The selection of equity ETFs is based on how well the ETF tracks an index for large cap securities (S&P 500), mid cap securities (S&P Mid Cap 400), and small cap securities (Russell 2000). The selection of fixed income ETFs is based on how well the ETF tracks an index for short to intermediate US Treasuries, or the Bloomberg Barclays US Aggregate Bond Index. The Portfolio Funds in which a portfolio manager invests will have an investment objective similar to the Fund’s or will otherwise hold permitted investments under the Fund’s investment policies.  Although the Fund principally invests in Portfolio Funds with no sales related expenses or very low sales related expenses, a portfolio manager is not precluded from investing in Portfolio Funds with sales-related expenses, redemption fees, and/or service fees.

The Fund will sell a Portfolio Fund when a more attractive investment opportunity is identified, or the Fund’s portfolio needs to be rebalanced based on the Advisor’s internal technical and economic fundamental research.  As a result of this strategy, the Fund may have a relatively high level of portfolio turnover compared to other mutual funds, which may affect the Fund’s performance due to higher transaction costs and taxes. Portfolio turnover will not be a limiting factor in making investment decisions.

PRINCIPAL RISKS OF INVESTING IN THE FUND
The loss of your money is a principal risk of investing in the Fund. Investments in the Fund are subject to investment risks, including the possible loss of some or the entire principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation or any other government agency. Accordingly, you may lose money by investing in the Fund. The Fund will be subject to the following principal risks:

Common Stock Risk.  Investments by the Fund and Portfolio Funds in shares of common stock may fluctuate in value response to many factors, including the activities of the individual issuers whose securities the Fund or Portfolio Fund owns, general market and economic conditions, interest rates, and specific industry changes.  Such price fluctuations subject the Fund to potential losses.  During temporary or extended bear markets, the value of common stocks will decline, which could also result in losses for the Fund.

Control of Portfolio Funds Risk.  The Portfolio Funds each have their own unique investment objective, strategies, and risks.  There is no guarantee that the Portfolio Funds will achieve their investment objectives and the Fund has exposure to the investment risks of the Portfolio Funds in direct proportion to the allocation of assets among the funds.  The investment policies of the Portfolio Funds may differ from the Fund’s policies.

Although the Fund and the Advisor will evaluate regularly each Portfolio Fund to determine whether its investment program is consistent with the Fund’s investment objective, the Advisor will not have any control over the investments made by a Portfolio Fund.  The investment advisor to each Portfolio Fund may change aspects of its investment strategies at any time.  The Advisor will not have the ability to control or otherwise influence the composition of the investment portfolio of a Portfolio Fund.

Equity Securities Risk.  Investments by the Portfolio Funds in equity securities may fluctuate in value response to many factors, including the activities of the individual issuers whose securities the Portfolio Fund owns, general market and economic conditions, interest rates, and specific industry changes. Such price fluctuations subject the Fund to potential losses. During temporary or extended bear markets, the value of equity securities will decline, which could also result in losses for the Fund.

ETF Investing Risk.  The Fund’s investment in ETFs may subject the Fund to additional risks than if the Fund would have invested directly in the ETF’s underlying securities. These risks include the possibility that an ETF may experience a lack of liquidity that can result in greater volatility than its underlying securities, an ETF may trade at a premium or discount to its net asset value, or an ETF may not replicate exactly the performance of the benchmark index it seeks to track. In addition, investing in an ETF may also be costlier than if the Fund had owned the underlying securities directly. The Fund and, indirectly, shareholders of the Fund, bear a proportionate share of the ETF’s expenses, which include management and advisory fees and other expenses. In addition, the Fund will pay brokerage commissions in connection with the purchase and sale of ETFs in the Fund’s portfolio.

Fund Investing Risk.  Investments in other investment companies subject the Fund to additional operating and management fees and expenses. Investors in the Fund will indirectly bear fees and expenses charged by the funds in which the Fund invests, in addition to the Fund’s direct fees and expenses.  The Fund’s performance depends in part upon the performance of the investment advisor to each Portfolio Fund, the strategies and instruments used by the Portfolio Funds, and the Advisor's ability to select Portfolio Funds and effectively allocate fund assets among them.

Investment Advisor Risk.  The Advisor’s ability to choose suitable investments has a significant impact on the ability of the Fund to achieve its investment objectives.

Large-Cap Securities Risk.  Stocks of large companies as a group can fall out of favor with the market, causing the Fund to underperform investments that have a greater focus on mid-cap or small-cap stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies.

Market Risk.  Market risk refers to the possibility that the value of securities held by the Fund may decline due to daily fluctuations in the market.  Market prices for securities change daily as a result of many factors, including developments affecting the condition of both individual companies and the market in general.  The price of a security may even be affected by factors unrelated to the value or condition of its issuer, including changes in interest rates, economic and political conditions, and general market conditions.  The Fund’s performance per share will change daily in response to such factors.

Portfolio Turnover Risk.  The Advisor will sell Portfolio Funds and other securities when it is in the best interest of the Fund and its shareholders to do so without regard to the length of time they have been held. As portfolio turnover may involve paying brokerage commissions and other transaction costs, there could be additional expenses for the Fund.  High rates of portfolio turnover may also result in the realization of short-term capital gains and losses.  Any distributions resulting from such gains will be considered ordinary income for federal income tax purposes.

Small-Cap and Mid-Cap Securities Risk.  The Fund and Portfolio Funds may invest in securities of small-cap and mid-cap companies, which involves greater volatility than investing in larger and more established companies.  Small-cap and mid-cap companies can be subject to more abrupt or erratic share price changes than larger, more established companies.  Securities of these types of companies have limited market liquidity, and their prices may be more volatile.  You should expect that the value of the Fund’s shares will be more volatile than a fund that invests exclusively in large-capitalization companies.

Cybersecurity Risk. As part of its business, the Advisor processes, stores, and transmits large amounts of electronic information, including information relating to the transactions of the Fund. The Advisor and the Fund are therefore susceptible to cybersecurity risk. Cybersecurity failures or breaches of the Fund or its service providers have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, the inability of Fund shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, and/or reputational damage. The Fund and its shareholders could be negatively impacted as a result.

COVID-19 Risk. An outbreak of infectious respiratory illness caused by a novel coronavirus known as COVID-19 was first detected in China in December 2019 and has now been detected globally. COVID-19 has resulted in travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, cancellations, supply chain disruptions, and lower consumer demand, as well as general concern and uncertainty. The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many countries or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illnesses in emerging market countries may be greater due to generally less established healthcare systems. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. As such, issuers of debt securities with operations, productions, offices, and/or personnel in (or other exposure to) areas affected with the virus may experience significant disruptions to their business and/or holdings.  The potential impact on the credit markets may include market illiquidity, defaults and bankruptcies, among other consequences, particularly on issuers in the airline, travel and leisure and retail sectors.  The extent to which COVID-19 will affect the Fund, the Fund’s service providers’ and/or issuer’s operations and results will depend on future developments, which are highly uncertain and cannot be predicted, including new information that may emerge concerning the severity of COVID-19 and the actions taken to contain COVID-19. Economies and financial markets throughout the world are becoming increasingly interconnected. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to countries experiencing economic, political and/or financial difficulties, the value and liquidity of the Fund’s investments may be negatively affected by such events. If there is a significant decline in the value of the Fund’s portfolio, this may impact the Fund’s asset coverage levels for certain kinds of derivatives and other portfolio transactions. The duration of the COVID-19 outbreak and its impact on the global economy cannot be determined with certainty.

PERFORMANCE INFORMATION
The following bar chart and tables provide an indication of the risks of investing in the Fund by showing changes in the Fund’s Institutional Class Shares performance from year to year and by showing how the average annual total returns for each class compared to that of a broad-based securities market index. Although Class A and Class C shares would have similar annual returns because they have the same total annual fund operating expenses, Class A and Class C shares average annual total returns would be lower than those shown for Institutional Class Shares in the table because Class A and Class C shares generally have higher expenses than Institutional Class Shares. Prior to July 31, 2015, the Fund had a different investment advisor. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at http://www.ncfunds.com/fundpages/860.htm for the Institutional Class Shares, http://www.ncfunds.com/fundpages/861.htm for the Class C Shares, and http://www.ncfunds.com/fundpages/880.htm for Class A Shares.

Institutional Class Calendar Year Returns

During the periods shown in the bar chart above the Fund’s highest quarterly return was 11.55% (quarter ended December 31, 2020 ) and the Fund’s lowest quarterly return was - 20.67% (quarter ended March 31, 2020 ). The Fund’s year-to-date return as of June 30, 202 1, was 12.10%.

Average Annual Total Returns Periods Ended December 31, 2020
Average Annual Returns - Adaptive Tactical Outlook Fund	Label	Past 1 Year		Past 5 Years		Since Inception		Inception Date
Institutional Class Shares	Institutional Class Shares Before taxes	(0.53%)		7.26%		7.03%	[1]	Sep. 20, 2012
Class C Shares	Class C Shares Before taxes	(1.53%)		6.19%		6.11%	[1]	Sep. 26, 2012
Class A Shares	S&P 500 Total Return Index (reflects no deductions for fees and expenses)	(0.67%)				5.22%	[1]	Oct. 18, 2018
After Taxes on Distributions | Institutional Class Shares	Institutional Class Shares After taxes on distributions	(0.53%)		6.06%		5.80%	[1]
After Taxes on Distributions and Sale of Fund Shares | Institutional Class Shares	Institutional Class Shares After taxes on distributions and sale of shares	(0.31%)		5.25%		5.11%	[1]
Morningstar Moderate Aggressive Target Risk TR Index 1 (reflects no deductions for fees and expenses)	Morningstar Moderate Aggressive Target Risk TR Index (reflects no deductions for fees and expenses)	13.31%	[2]	11.23%	[2]	9.46%	[2]
S&P 500 Total Return Index (reflects no deductions for fees and expenses)	S&P 500 Total Return Index (reflects no deductions for fees and expenses)	18.40%		15.22%		14.39%	[1]
[1]	September 20, 2012, for Institutional Class Shares, October 18, 2018 for Class A Shares, and September 26, 2012, for Class C Shares.
[2]	In prior prospectuses, the Fund compared its performance to the S&P 500 Total Return Index. The Advisor believes the Morningstar Moderate Aggressive Target Risk TR Index is a more appropriate and accurate index against which to compare the Fund’s investment strategies than the S&P 500 Total Return Index as the Fund uses a defensive overlay and may result in higher allocations to cash or other investments not included in the S&P 500 Total Return Index and, therefore, the Morningstar Moderate Aggressive Target Risk TR Index will replace the S&P 500 Total Return Index in future comparisons.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown and are not applicable to investors who hold Fund shares through tax-deferred arrangements such as a 401(k) plan or an individual retirement account (IRA).  After-tax returns are shown for only one class of shares and after-tax returns will vary for other classes.